CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	£ 794,733	£ 654,757	£ 446,298
Cost of sales
Direct cost of sales	(505,679)	(414,411)	(271,707)
Allocated cost of sales	(24,977)	(22,415)	(20,412)
Total cost of sales	(530,656)	(436,826)	(292,119)
Gross profit	264,077	217,931	154,179
Selling, general and administrative expenses	(150,300)	(121,808)	(90,623)
Net impairment losses on financial assets	(932)	(739)	(4)
Operating profit	112,845	95,384	63,552
Finance expense	(14,826)	(3,142)	(9,305)
Finance income	16,144	10,137	121
Net finance income/(expense)	1,318	6,995	(9,184)
Profit before tax	114,163	102,379	54,368
Tax on profit on ordinary activities	(20,000)	(19,286)	(10,918)
Profit for the year and profit attributable to the equity holders of the Company	94,163	83,093	43,450
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(9,999)	6,580	(9,782)
Total comprehensive income for the year attributable to the equity holders of the Company	£ 84,164	£ 89,673	£ 33,668
Earnings per share (EPS):
Basic EPS (in gbp per share)	£ 1.64	£ 1.48	£ 0.79
Diluted EPS (in gbp per share)	£ 1.62	£ 1.43	£ 0.76
Weighted average number of shares outstanding - basic (in shares)	57,314,839	56,272,036	55,220,298
Weighted average number of shares outstanding - diluted (in shares)	58,082,388	58,018,200	57,050,613